Defined Contribution Plan (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
401 (k) [Member]
Employer contribution to defined contribution plan	$ 26,400	$ 0	$ 70,900	$ 29,800